QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (TABLES)	12 Months Ended
Dec. 31, 2012
Quarterly Results Of Operations Tables [Abstract]
Schedule Of Quarterly Financial Information [Table Text Block]
	Three Months Ended
	March 31	June 30	September 30	December 31

	(In Millions)

2012
Total Revenues	$(952)	$6,475	$1,728	$1,909

Earnings (Loss) from Continuing Operations,
Net of Income Taxes, Attributable to AXA Equitable	$(1,635)	$2,421	$(241)	$(450)

Net Earnings (Loss), Attributable to AXA Equitable	$(1,635)	$2,421	$(241)	$(450)

2011
Total Revenues	$1,311	$3,402	$10,858	$2,301

Earnings (Loss) from Continuing Operations,
Net of Income Taxes, Attributable to AXA Equitable	$(572)	$741	$2,824	$(66)

Net Earnings (Loss), Attributable to AXA Equitable	$(572)	$741	$2,824	$(66)